SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lease
Right-of-use assets	$ 71,751
Lease liabilities current	32,074
Lease liabilities non-current	41,644
Lease liabilities	$ 73,718